MORGAN STANLEY DIVIDEND GROWTH SECURITIES INC.

522 Fifth Avenue

New York, New York 10036

July 1, 2008

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C.  20549

Re:

Morgan Stanley Dividend Growth Securities Inc.

File Nos.: 2-70423; 811-3128

Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on June 27, 2008.

Very truly yours,

Sheri L. Schreck __

Sheri L. Schreck

Assistant Secretary

Enclosures

cc:   Amy R. Doberman